Investment Objectives and Goals	Nov. 28, 2025
Abacus FCF International Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Abacus FCF International Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Abacus FCF International Leaders ETF (the “Fund”) seeks to generate long-term total returns.
Abacus FCF Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Abacus FCF Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Abacus FCF Leaders ETF (the “Fund”) seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the "Index"), with less volatility than the Index.
Abacus FCF Small Cap Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Abacus FCF Small Cap Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Abacus FCF Small Cap Leaders ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the Abacus FCF Small Cap Leaders Index (the “Underlying Index”).

Abacus FCF Innovation Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Abacus FCF Innovation Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Abacus FCF Innovation Leaders ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus FCF Innovation Leaders Index (the “Underlying Index”).

Abacus Flexible Bond Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Abacus Flexible Bond Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Abacus Flexible Bond Leaders ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus Flexible Bond Leaders Index (the “Underlying Index”).

Abacus FCF Real Assets Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Abacus FCF Real Assets Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Abacus FCF Real Assets Leaders ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus FCF Real Assets Leaders Index (the “Underlying Index”).